4. NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Interest expense related to notes payable	$ 27,021
Principal Balance	22,500		390,000	321,381
Repayments on notes payable	500,920	200,000	217,000	29,610
Accrued Interest on notes payable	45,562		374,704
Stock issued in conversion of note, value			726,776	1,695,059
12% Notes Payable [Member]
Principal Balance	22,500		185,000
Repayments on notes payable	162,500
Repayments of accrued interest	329,062
Accrued Interest on notes payable	45,562		353,813
10% Note payable [Member]
Principal Balance	0		5,000
Repayments on notes payable	5,000
Repayments of accrued interest	6,750
Accrued Interest on notes payable	0		6,375
Directors Notes [Member]
Principal Balance	0		200,000
Accrued Interest on notes payable	0		14,516
Stock issued in conversion of note, shares issued	50,079
Stock issued in conversion of note, value	$ 220,349